INCOME TAXES - Tax losses (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 19,896	¥ 136,796
PRC
Operating Loss Carryforwards
Operating Loss Carryforwards	15,683	109,181
United States
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 2,735	¥ 19,043